Risks And Uncertainties	12 Months Ended
Dec. 31, 2011
RISKS AND UNCERTAINTIES

25. RISKS AND UNCERTAINTIES

AES is a global power producer in 28 countries on five continents. See additional discussion of the Company's principal markets in Note 16—Segment and Geographic Information. Our principal lines of business are Generation and Utilities. The Generation line of business uses a wide range of technologies, including coal, gas, hydroelectric, and biomass as fuel to generate electricity. Our Utilities business is comprised of businesses that transmit, distribute, and in certain circumstances, generate power. In addition, the Company has operations in the renewables area. These efforts include projects primarily in wind and solar.

OPERATING AND ECONOMIC RISKS—The Company operates in several developing economies where economic downturns could have a significant impact on the overall macroeconomic conditions including the valuation of businesses. Deteriorating market conditions often expose the Company to the risk of decreased earnings and cash flows due to, among other factors, adverse fluctuations in the commodities and foreign currency spot markets. Additionally, credit markets around the globe continue to tighten their standards, which could impact our ability to finance growth projects through access to capital markets. Currently, the Company has a below-investment grade rating from Standard & Poor's of BB-. This may limit the ability of the Company to finance new and existing development projects to cash currently available on hand and through reinvestment of earnings. As of December 31, 2011, the Company had $1.7 billion of unrestricted cash and cash equivalents.

During 2011, approximately 88% of our revenue, and 41% of our revenue from discontinued businesses, was generated outside the United States and a significant portion of our international operations is conducted in developing countries. We continue to invest in projects in developing countries because the growth rates and the opportunity to implement operating improvements and achieve higher operating margins may be greater than those typically achievable in more developed countries. International operations, particularly the operation, financing and development of projects in developing countries, entail significant risks and uncertainties, including, without limitation:

•       economic, social and political instability in any particular country or region;

•       inability to economically hedge energy prices;

•       volatility in commodity prices;

•       adverse changes in currency exchange rates;

•       government restrictions on converting currencies or repatriating funds;

•       unexpected changes in foreign laws and regulations or in trade, monetary or fiscal policies;

•       high inflation and monetary fluctuations;

•       restrictions on imports of coal, oil, gas or other raw materials required by our generation businesses to operate;

•       threatened or consummated expropriation or nationalization of our assets by foreign governments;

•       unwillingness of governments, government agencies, similar organizations or other counterparties to honor their commitments;

•       unwillingness of governments, government agencies, courts or similar bodies to enforce contracts that are economically advantageous to subsidiaries of the Company and economically unfavorable to counterparties, against such counterparties, whether such counterparties are governments or private parties;

•       inability to obtain access to fair and equitable political, regulatory, administrative and legal systems;

•       adverse changes in government tax policy;

•       difficulties in enforcing our contractual rights or enforcing judgments or obtaining a just result in local jurisdictions; and

•       potentially adverse tax consequences of operating in multiple jurisdictions.

Any of these factors, individually or in combination with others, could materially and adversely affect our business, results of operations and financial condition. In addition, our Latin American operations experience volatility in revenue and earnings which have caused and are expected to cause significant volatility in our results of operations and cash flows. The volatility is caused by regulatory and economic difficulties, political instability, indexation of certain PPAs to fuel prices, and currency fluctuations being experienced in many of these countries. This volatility reduces the predictability and enhances the uncertainty associated with cash flows from these businesses.

Our inability to predict, influence or respond appropriately to changes in law or regulatory schemes, including any inability to obtain reasonable increases in tariffs or tariff adjustments for increased expenses, could adversely impact our results of operations or our ability to meet publicly announced projections or analysts' expectations. Furthermore, changes in laws or regulations or changes in the application or interpretation of regulatory provisions in jurisdictions where we operate, particularly our Utilities businesses where electricity tariffs are subject to regulatory review or approval, could adversely affect our business, including, but not limited to:

•       changes in the determination, definition or classification of costs to be included as reimbursable or pass-through costs;

•       changes in the definition or determination of controllable or noncontrollable costs;

•       adverse changes in tax law;

•       changes in the definition of events which may or may not qualify as changes in economic equilibrium;

•       changes in the timing of tariff increases;

•       other changes in the regulatory determinations under the relevant concessions; or

•       changes in environmental regulations, including regulations relating to GHG emissions in any of our businesses.

Any of the above events may result in lower margins for the affected businesses, which can adversely affect our results of operations.

FOREIGN CURRENCY RISKS—AES operates businesses in many foreign countries and such operations may be impacted by significant fluctuations in foreign currency exchange rates. The Company's financial position and results of operations have been significantly affected by fluctuations in the value of the Brazilian real, the Argentine peso, the Dominican Republic peso, the Euro, the Chilean peso, the Colombian peso and the Philippine peso relative to the U.S. Dollar.

CONCENTRATIONS—The Company does not have any significant concentration of customers and the sources of fuel supply. Although the Company operates in primarily two lines of business, its operations are very diversified geographically. Several of the Company's generation businesses rely on PPAs with one or a limited number of customers for the majority of, and in some case all of, the relevant business' output over the term of the PPAs. However, no single customer accounted for 10% or more of total revenue in 2011, 2010 or 2009.

The cash flows and results of operations of our businesses are dependent on the credit quality of their customers and the continued ability of their customers and suppliers to meet their obligations under PPAs and fuel supply agreements. If a substantial portion of the Company's long-term PPAs and/or fuel supply were modified or terminated, the Company would be adversely affected to the extent that it was unable to replace such contracts at equally favorable terms.